Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,312,500.00
Previously Paid Amount	0.00
Total Fee Amount	6,948.16
Total Offset Amount	2,977.79
Net Fee	$ 3,970.37
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A